PROFIT FROM ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2021
PROFIT FROM ASSOCIATES [Abstract]
Profit from Associates
	2021	2020	2019
EGS (in liquidation)	(158)	(119)	(165)
TGU	(2,962)	(728)	(1,365)
Link	24,346	33,013	(63,936)
Total	21,226	32,166	(65,466)